FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2012

Check here if Amendment  [ ]; Amendment Number:

This Amendment (Check one only):          [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Water Island Capital, LLC
Address:          41 Madison Avenue
                  New York, New York 10010

Form 13F File Number:  28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jennifer Avicolli
Title:      Chief Compliance Officer
Phone:     (646) 727-4463

Signature, Place, and Date of Signing:

/s/ Jennifer Avicolli        New York, New York                 2/7/13
      [Signature]              [City, State]                    [Date]

Report Type:     (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0

Form 13F Information Table Entry Total:                       77

Form 13F Information Table Value Total:               $1,354,931
                                                     (thousands)


List of Other Included Managers:

                                             NONE

NAME OF                        TITLE OF                   VALUE             SHRS/  PUT/  INVESTMENT  OTHER          VOTING AUTHORITY
ISSUER                         CLASS            CUSIP    (x $1000) SH/PRN   PRN    CALL  DISCRETION  MANAGERS SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

ALTERRA CAPITAL HOLDINGS LIM    COM             G0229R109 15,448  552,889   SH            Sole                552,889
VALIDUS HOLDINGS LTD            COM SHS         G9319H102 3,316   97,642    SH            Sole                97,642
RETALIX LTD                     ORD             M8215W109 10,428  351,713   SH            Sole                351,713
ALPHA NATURAL RESOURCES INC     COM             02076X102 72      7,729     SH            Sole                7,729
ARBITRON INC                    COM             03875Q108 30,455  652,849   SH            Sole                652,849
BEST BUY INC                    COM             086516101 17      2,264     SH      CALL  Sole                2,264
BEST BUY INC                    COM             086516101 8       386       SH      PUT   Sole                386
BEST BUY INC                    COM             086516101 90      3,438     SH      PUT   Sole                3,438
BEST BUY INC                    COM             086516101 717     1,510     SH      PUT   Sole                1,510
BIOMIMETIC THERAPEUTICS INC     COM             09064M204 153     21,424    SH            Sole                21,424
CARIBOU COFFEE INC              COM             142042209 4,955   307,216   SH            Sole                307,216
CARIBOU COFFEE INC              COM             142042209 0       20        SH      PUT   Sole                20
CARIBOU COFFEE INC              COM             142042209 0       50        SH      PUT   Sole                50
CASCADE CORP                    COM             147195101 13,103  204,546   SH            Sole                204,546
Chicago Bridge & Iron Co NV     N Y REGISTRY SH 167250109 12      2,310     SH      PUT   Sole                2,310
Chicago Bridge & Iron Co NV     N Y REGISTRY SH 167250109 4       779       SH      PUT   Sole                779
CH ENERGY GROUP INC             COM             12541M109 9,990   153,426   SH            Sole                153,426
CITIZENS REPUBLIC BANCORP IN    COM NEW         174420307 13,857  737,052   SH            Sole                737,052
CLEARWIRE CORP NEW              CL A            18538Q105 14,861  5,159,998 SH            Sole                5,159,998
COMERICA INC                    COM             200340107 133     4,400     SH            Sole                4,400
COVENTRY HEALTH CARE INC        COM             222862107 126,716 2,851,404 SH            Sole                2,851,404
CYMER INC                       COM             232572107 12,393  140,000   SH            Sole                140,000
ELOQUA INC                      COM             290139104 7,759   328,783   SH            Sole                328,783
EPOCH HOLDING CORP              COM             29428R103 24,449  878,498   SH            Sole                878,498
FIRSTMERIT CORP                 COM             337915102 2,392   169,400   SH            Sole                169,400
FREEPORT-MCMORAN COPPER & GO    COM             34671D857 30      399       SH      CALL  Sole                399
FREEPORT-MCMORAN COPPER & GO    COM             34671D857 89      997       SH      PUT   Sole                997
FREEPORT-MCMORAN COPPER & GO    COM             34671D857 116     651       SH      CALL  Sole                651
FREEPORT-MCMORAN COPPER & GO    COM             34671D857 188     1,305     SH      CALL  Sole                1,305
GENWORTH FINANCIAL INC          COM CL A        37247D106 299     41,438    SH            Sole                41,438
GENWORTH FINANCIAL INC          COM CL A        37247D106 5       198       SH      PUT   Sole                198
GENWORTH FINANCIAL INC          COM CL A        37247D106 11      197       SH      PUT   Sole                197
HEALTH CARE REIT INC            NOTE 3.000%12/0 42217KAR7 2,096   1,715,000 SH            Sole                1,715,000
HUDSON CITY BANCORP INC         COM             443683107 79,969  9,946,420 SH            Sole                9,946,420
INTERMUNE INC                   COM             45884X103 161     16,849    SH            Sole                16,849
KBW INC                         COM             482423100 3,986   259,666   SH            Sole                259,666
MANITOWOC COMPANY INC           COM             563571108 60      3,900     SH            Sole                3,900
MCMORAN EXPLORATION CO          COM             582411104 8,440   535,845   SH            Sole                535,845
MCMORAN EXPLORATION CO          COM             582411104 9       1,642     SH            Sole                1,642
MEDICIS PHARMACEUTICAL CORP     NOTE 1.375% 6/0 584690AC5 3,303   3,021,000 SH            Sole                3,021,000
METROPCS COMMUNICATIONS INC     COM             591708102 61,162  6,234,687 SH            Sole                6,234,687
METROPCS COMMUNICATIONS INC     COM             591708102 68      5,479     SH      CALL  Sole                5,479
METROPCS COMMUNICATIONS INC     COM             591708102 12      4,995     SH      CALL  Sole                4,995
METROPCS COMMUNICATIONS INC     COM             591708102 71      1,488     SH      PUT   Sole                1,488
METROPCS COMMUNICATIONS INC     COM             591708102 4,842   37,245    SH      PUT   Sole                37,245
MIPS TECHNOLOGIES INC           COM             604567107 13,578  1,752,030 SH            Sole                1,752,030
NRG ENERGY INC                  COM NEW         629377508 68,823  3,046,635 SH            Sole                3,046,635
NEXEN INC                       COM             65334H102 34,616  1,094,399 SH            Sole                1,094,399
NEXEN INC                       COM             65334H102 2       250       SH      PUT   Sole                250
NEXEN INC                       COM             65334H102 7       908       SH      PUT   Sole                908
NEXEN INC                       COM             65334H102 2       318       SH      PUT   Sole                318
NEXEN INC                       COM             65334H102 15      1,477     SH      PUT   Sole                1,477
NYSE EURONEXT                   COM             629491101 34,616  1,094,399 SH            Sole                1,094,399
PSS WORLD MED INC               COM             69366A100 23,807  824,620   SH            Sole                824,620
PEP BOYS-MANNY MOE & JACK       COM             713278109 10,712  1,114,659 SH            Sole                1,114,659
PLAINS EXPL & PRODTN CO         COM             726505100 69,207  1,502,218 SH            Sole                1,502,218
RALCORP HLDGS INC NEW           COM             751028101 89,268  999,308   SH            Sole                999,308
RAMBUS INC DEL                  NOTE 5.000% 6/1 750917AC0 320     320,000   SH            Sole                320,000
ROBBINS & MYERS INC             COM             770196103 116,641 1,965,966 SH            Sole                1,965,966
SCBT FINANCIAL CORP             COM             78401V102 1,468   37,043    SH            Sole                37,043
SEABRIGHT HOLDINGS INC          COM             811656107 20,260  1,833,525 SH            Sole                1,833,525
SEALY CORP                      SR SECD 3RD 8%  812139400 2,778   38,027    SH            Sole                38,027
SHAW GROUP THE                  COM             820280105 165,333 3,579,419 SH            Sole                3,579,419
SHAW GROUP THE                  COM             820280105 20      7,873     SH       PUT  Sole                7,873
SPARTECH CORP                   COM NEW         847220209 16,135  1,819,028 SH            Sole                1,819,028
SPRINT NEXTEL CORP              COM SER 1       852061100 48,913  8,734,545 SH            Sole                8,734,545
STIFEL FINL CORP                COM             860630102 5       35        SH       PUT  Sole                35
STILLWATER MNG CO               COM             86074Q102 317     25,400    SH            Sole                25,400
SUNRISE SENIOR LIVING           COM             86768K106 57,753  4,013,384 SH            Sole                4,013,384
SUPERIOR ENERGY SVCS INC        COM             868157108 505     25,094    SH            Sole                25,094
SYMANTEC CORP                   NOTE 1.000% 6/1 871503AF5 3,010   2,832,000 SH            Sole                2,832,000
UNITED STATES STL CORP NEW      NOTE 4.000% 5/1 912909AE8 2,752   2,562,000 SH            Sole                2,562,000
VULCAN MATLS CO                 COM             929160109 143     377       SH       CALL Sole                377
WALTER ENERGY INC               COM             93317Q105 113     3,354     SH            Sole                3,354
WARNACO GROUP INC               COM NEW         934390402 83,833  1,182,080 SH            Sole                1,182,080
WEST COAST BANCORP ORE NEW      COM NEW         952145209 20,974  949,905   SH            Sole                949,905
YM BIOSCIENCES INC              COM             984238105 12,762  4,446,740 SH            Sole                4,446,740